LEASE - Schedule of future lease payments (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	¥ 57,992	$ 8,168
2025	29,134	4,103
2026	24,046	3,387
2027	21,723	3,060
2028	22,097	3,112
Thereafter	167,181	23,547
Total future lease payments	322,173	45,377
Less: Imputed interest	82,674	11,645
Total lease liability balance	¥ 239,499	$ 33,732